Note 4 - Advances for Vessels Under Construction (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 14, 2024
Contractual Obligation	$ 57,400,000
Payments to Acquire Vessels Under Construction	$ 7,197,946	$ 7,188,614	$ (0)
Vessels Under Construction [Member]
Contractual Obligation				$ 71,800,000